Income Taxes, Provision for Income Taxes, Expense (or Benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Provision for Income Taxes [Abstract]
Total provision for income taxes	$ 3,920,985		$ 3,482,684
Income tax receivable	16,808,839		15,514,617
Components of Income Tax Expense [Abstract]
Deferred tax expense (or benefit)	1,677,938	$ 0
Total provision for income taxes	2,182,672	602,133
Income Tax Expense (or Benefit) is Disaggregated [Abstract]
Total provision for income taxes	2,182,672	602,133
MPC Capital [Member]
Provision for Income Taxes [Abstract]
Corporate income tax	1,124,205		1,272,361
Trade tax	2,656,912		2,059,361
Other	139,868		146,615
Total provision for income taxes	3,920,985		$ 3,478,337
Income tax receivable	15,175,564
Components of Income Tax Expense [Abstract]
Current tax expense (or benefit)	480,772	972,878
Deferred tax expense (or benefit)	1,677,938	(373,568)
Total provision for income taxes	2,158,710	599,310
Income Tax Expense (or Benefit) is Disaggregated [Abstract]
Federal (CIT)	130,458	(274,297)
State and Local (TT)	1,748,535	633,122
Foreign	270,350	262,295
Other	9,367	(21,810)
Total provision for income taxes	$ 2,158,710	$ 599,310